Segmental analysis (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Adjusted profit before tax and balance sheet data

HSBC adjusted profit before tax and balance sheet data
		2020
		Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1	22,013	13,312	15,303	(262)	50,366
– external		19,990	13,741	18,162	(1,527)	50,366
– inter-segment		2,023	(429)	(2,859)	1,265	—
of which: net interest income/(expense)		15,090	9,317	4,518	(1,326)	27,599
Change in expected credit losses and other credit impairment (charges)/recoveries		(2,855)	(4,754)	(1,209)	1	(8,817)
Net operating income/(expense)		19,158	8,558	14,094	(261)	41,549
Total operating expenses		(15,024)	(6,689)	(9,264)	(482)	(31,459)
Operating profit/(loss)		4,134	1,869	4,830	(743)	10,090
Share of profit in associates and joint ventures		6	(1)	—	2,054	2,059
Adjusted profit before tax		4,140	1,868	4,830	1,311	12,149
		%	%	%	%	%
Share of HSBC’s adjusted profit before tax		34.1	15.4	39.7	10.8	100.0
Adjusted cost efficiency ratio		68.3	50.2	60.5	(184.0)	62.5
Adjusted balance sheet data		$m	$m	$m	$m	$m
Loans and advances to customers (net)		469,186	343,182	224,364	1,255	1,037,987
Interests in associates and joint ventures		447	14	143	26,080	26,684
Total external assets		881,918	570,295	1,347,440	184,511	2,984,164
Customer accounts		834,759	470,428	336,983	610	1,642,780

HSBC adjusted profit before tax and balance sheet data (continued)
		2019[2]
		Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1	25,565	15,164	14,869	(654)	54,944
– external		21,252	16,094	20,314	(2,716)	54,944
– inter-segment		4,313	(930)	(5,445)	2,062	—
of which: net interest income/(expense)		17,423	10,957	5,223	(3,264)	30,339
Change in expected credit losses and other credit impairment (charges)/recoveries		(1,348)	(1,162)	(153)	36	(2,627)
Net operating income/(expense)		24,217	14,002	14,716	(618)	52,317
Total operating expenses		(15,388)	(6,832)	(9,544)	(755)	(32,519)
Operating profit/(loss)		8,829	7,170	5,172	(1,373)	19,798
Share of profit in associates and joint ventures		54	—	—	2,297	2,351
Adjusted profit before tax		8,883	7,170	5,172	924	22,149
		%	%	%	%	%
Share of HSBC’s adjusted profit before tax		40.1	32.4	23.4	4.2	100.0
Adjusted cost efficiency ratio		60.2	45.1	64.2	(115.4)	59.2
Adjusted balance sheet data		$m	$m	$m	$m	$m
Loans and advances to customers (net)		455,618	353,781	252,131	1,166	1,062,696
Interests in associates and joint ventures		449	14	16	24,941	25,420
Total external assets		793,100	523,585	1,310,772	156,354	2,783,811
Customer accounts		768,151	397,182	304,094	780	1,470,207
1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
2 A change in reportable segments was made in 2020. Comparative data have been re-presented accordingly.

HSBC adjusted profit before tax and balance sheet data (continued)
		2018[2]
		Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	Footnotes	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges	1	23,551	14,374	15,056	(883)	52,098
– external		19,096	14,675	18,780	(453)	52,098
– inter-segment		4,455	(301)	(3,724)	(430)	—
of which: net interest income/(expense)		16,418	10,220	4,880	(2,070)	29,448
Change in expected credit losses and other credit impairment (charges)/recoveries		(1,072)	(683)	34	101	(1,620)
Net operating income/(expense)		22,479	13,691	15,090	(782)	50,478
Total operating expenses		(14,614)	(6,307)	(9,316)	(1,486)	(31,723)
Operating profit/(loss)		7,865	7,384	5,774	(2,268)	18,755
Share of profit in associates and joint ventures		32	—	—	2,412	2,444
Adjusted profit before tax		7,897	7,384	5,774	144	21,199
		%	%	%	%	%
Share of HSBC’s adjusted profit before tax		37.3	34.8	27.2	0.7	100.0
Adjusted cost efficiency ratio		62.1	43.9	61.9	(168.3)	60.9
Adjusted balance sheet data		$m	$m	$m	$m	$m
Loans and advances to customers (net)		419,231	344,855	253,319	1,599	1,019,004
Interests in associates and joint ventures		399	—	—	22,753	23,152
Total external assets		741,222	520,403	1,261,807	128,021	2,651,453
Customer accounts		729,902	372,551	306,438	831	1,409,722
1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
2    A change in reportable segments was made in 2020. Comparative data have been re-presented accordingly.

External net operating income by country
Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

		2020	2019	2018
	Footnotes	$m	$m	$m
Reported external net operating income by country/territory	1	50,429	56,098	53,780
– UK		9,163	9,011	10,340
– Hong Kong		15,783	18,449	17,162
– US		4,474	4,471	4,379
– France		1,753	1,942	1,898
– other countries		19,256	22,225	20,001
1    Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Reconciliation of reported and adjusted items

Adjusted results reconciliation
		2020			2019				2018
		Adjusted	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported	Adjusted	Currency translation	Significant items	Reported
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m	$m
Revenue	1	50,366	63	50,429	54,944	471	683	56,098	52,098	1,854	(172)	53,780
ECL		(8,817)	—	(8,817)	(2,627)	(129)	—	(2,756)	(1,620)	(147)	—	(1,767)
Operating expenses		(31,459)	(2,973)	(34,432)	(32,519)	(223)	(9,607)	(42,349)	(31,723)	(1,280)	(1,656)	(34,659)
Share of profit in associates and joint ventures		2,059	(462)	1,597	2,351	3	—	2,354	2,444	92	—	2,536
Profit/(loss) before tax		12,149	(3,372)	8,777	22,149	122	(8,924)	13,347	21,199	519	(1,828)	19,890
1 Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Adjusted balance sheet reconciliation
	2020	2019			2018
	Reported and adjusted	Adjusted	Currency translation	Reported	Adjusted	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	1,037,987	1,062,696	(25,953)	1,036,743	1,019,004	(37,308)	981,696
Interests in associates and joint ventures	26,684	25,420	(946)	24,474	23,152	(745)	22,407
Total external assets	2,984,164	2,783,811	(68,659)	2,715,152	2,651,453	(93,329)	2,558,124
Customer accounts	1,642,780	1,470,207	(31,092)	1,439,115	1,409,722	(47,079)	1,362,643

Adjusted profit reconciliation
		2020	2019	2018
	Footnotes	$m	$m	$m
Year ended 31 Dec
Adjusted profit before tax		12,149	22,149	21,199
Significant items		(3,372)	(8,924)	(1,828)
– customer redress programmes (revenue)		(21)	(163)	53
– disposals, acquisitions and investment in new businesses (revenue)		(10)	768	(113)
– fair value movements on financial instruments	1	264	84	(100)
– restructuring and other related costs (revenue)	2	(170)	—	—
– costs of structural reform	3	—	(158)	(361)
– customer redress programmes (operating expenses)		54	(1,281)	(146)
– disposals, acquisitions and investment in new businesses (operating expenses)		—	—	(52)
– impairment of goodwill and other intangible assets		(1,090)	(7,349)	—
– past service costs of guaranteed minimum pension benefits equalisation		(17)	—	(228)
– restructuring and other related costs (operating expenses)	4	(1,908)	(827)	(66)
– settlements and provisions in connection with legal and other regulatory matters		(12)	61	(816)
– impairment of goodwill (share of profit in associates and joint ventures)	5	(462)	—	—
– currency translation on significant items			(59)	1
Currency translation			122	519
Reported profit before tax		8,777	13,347	19,890
1    Includes fair value movements on non-qualifying hedges and debt valuation adjustments on derivatives.
2    Comprises losses associated with the RWA reduction commitments and gains relating to the business update in February 2020.
3    Comprises costs associated with preparations for the UK’s exit from the European Union, costs to establish the UK ring-fenced bank (including the UK ServCo group) and costs associated with establishing an intermediate holding company in Hong Kong.
4    Includes impairment of software intangible assets of $189m (of the total software intangible asset impairment of $1,347m) and impairment of tangible assets of $197m.
5    During the year, The Saudi British Bank ('SABB'), an associate of HSBC, impaired the goodwill that arose following the merger with Alawwal bank in 2019. HSBC's post-tax share of the goodwill impairment was $462m.